DISCONTINUED OPERATION (Schedule of Balance Sheets Information of Discontinued Operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Account receivables
Inventory
Fixed assets, net
Customers' relationship
Total Assets
Liability:
Account payables		179
Total Liabilities		$ 179